Other Borrowings	12 Months Ended
Dec. 31, 2017
Other Borrowings [Abstract]
Other Borrowings

NOTE 11 - OTHER BORROWINGS

There were no outstanding borrowings with the Federal Reserve Bank (the “FRB”) at December 31, 2017 or at December 31, 2016.

Assets pledged as collateral with the FRB were as follows:

	2017	2016
Commercial loans	$18,491	$16,380
Commercial real estate loans	43,518	39,230
	$62,009	$55,610

Based on the collateral pledged, CFBank was eligible to borrow up to $40,448 from the FRB at year-end 2017.

CFBank had $8.0 million of availability in an unused line of credit at a commercial bank at December 31, 2017 and a $1.0 million unused line of credit with a different commercial bank at December 31, 2016.  During the first quarter of 2017, the Company added an $8.0 million line of credit for potential liquidity purposes.  The previous $1.0 million line of credit, with a different institution, was closed during the second quarter of 2017.  There were no outstanding borrowings on these lines of credit at December 31, 2017 or December 31, 2016.  If CFBank were to borrow on this line of credit, interest would accrue daily at a variable rate based on the commercial bank’s cost of funds and current market returns.